Share-based payments - Additional information (Details) £ / shares in Units, £ in Thousands	12 Months Ended
	Dec. 31, 2024 GBP (£) Options £ / shares	Dec. 31, 2023 GBP (£) Options £ / shares	Dec. 31, 2022 Options £ / shares
2021 Incentive Plan
Share-based payments
Weighted average exercise price of share options outstanding in share-based payment arrangement	£ 0.91	£ 1.2
Number of share options outstanding | Options	1,171,210	998,598	435,567
Expected weighted average remaining vesting period (years)	2 years 1 month 20 days	3 years 3 months 18 days
Number of options exercisable | Options	380,763	173,006
2021 Incentive Plan | Maximum
Share-based payments
Exercise prices	£ 9.8
Exercise price of share options exercisable	8.95
2021 Incentive Plan | Minimum
Share-based payments
Exercise prices	0
Exercise price of share options exercisable	£ 0
2021 Incentive plan - Nil cost options
Share-based payments
Number of share options outstanding | Options	1,062,415
2021 Incentive plan - Compare Share Option Plan (CSOP)
Share-based payments
Weighted average exercise price of share options outstanding in share-based payment arrangement	£ 9.8	£ 9.8	£ 66.3
Number of share options outstanding | Options		108,796
Exercise prices		£ 9.8	66.3
Incremental fair value expense recognised by the company | £	£ 18	£ 119
EMI Scheme
Share-based payments
Weighted average exercise price of share options outstanding in share-based payment arrangement	£ 2.2	£ 2.5	£ 1.9
Number of share options outstanding | Options	945,429	1,170,231	2,101,108
Expected weighted average remaining vesting period (years)	11 months 1 day	1 year 9 months 10 days
Number of options exercisable | Options	635,240	495,681
EMI Scheme | Maximum
Share-based payments
Exercise prices	£ 11.49
EMI Scheme | Minimum
Share-based payments
Exercise prices	£ 1.84